Leases (Details 1) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Maturities of operating lease liabilities
For the remaining months of fiscal year 2026	$ 3,662,509
2027	3,457,153
2028	3,559,700
2029	3,669,199
2030	3,569,391
Thereafter	1,002,553
Total future minimum lease payments	18,920,505
Less: Imputed interest	(4,754,291)
Total	$ 14,166,214	$ 16,440,531